ASSETS HELD FOR SALE (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Assets Held-for-sale, Not Part of Disposal Group, Current	¥ 4,384		¥ 27,100		$ 638
Impairment of Long-Lived Assets to be Disposed of	664	$ 96	6,526	¥ 0
Property, Plant and Equipment [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current	¥ 4,384		¥ 27,100		$ 638